Disclosure of warrants (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
March 5, 2022 [Member]
Statement [Line Items]
Exercise price, warrants	$ 36.50
February 26, 2019 [Member]
Statement [Line Items]
Exercise price, warrants	$ 19.08